Post-employment benefit plans - Interest Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of defined benefit plans [table]
Total net return on post-employment benefit plans	$ 27	$ 7	$ 54	$ 25
DB pension
Disclosure of defined benefit plans [table]
Total net return on post-employment benefit plans	37	16	74	42
OPEBs
Disclosure of defined benefit plans [table]
Total net return on post-employment benefit plans	$ (10)	$ (9)	$ (20)	$ (17)